Income Taxes - Deferred Income Tax Assets and Liabilities Recognized (Parenthetical) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Deferred tax assets and liabilities [abstract]
Non-tax effected deductible temporary differences which gave rise to a deferred tax asset being recognized	$ 14